A sensitivity analysis of the derivative financial instruments for the different types of market risks as of December 31, 2021 is set out as follows: (Details) $ in Millions	Dec. 31, 2021 USD ($)
Derivatives [member] | Reasonably Possible Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	$ (39)
Derivatives [member] | Remote Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	(80)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil And Oil Products Price Changes [Member] | Futures contract [member] | Reasonably Possible Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	(23)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil And Oil Products Price Changes [Member] | Foreign Currency Depreciation B R L U S D [Member] | Reasonably Possible Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	(8)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil And Oil Products Prices Changes [Member] | Futures contract [member] | Remote Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	(47)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil And Oil Products Prices Changes [Member] | Foreign Currency Depreciation B R L U S D [Member] | Remote Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	(16)
Derivatives Not Designated For Hedge Accounting [member] | Soyabean Oil Price Changes [Member] | Futures contract [member] | Reasonably Possible Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	(8)
Derivatives Not Designated For Hedge Accounting [member] | Soyabean Oil Price Changes [Member] | Futures contract [member] | Remote Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Risk exposure associated with instruments	$ (17)